CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
(Loss) / profit before tax	$ (24)	$ 347	$ (595)
Non-cash adjustments to reconcile profit before tax to net cash flows:
Depreciation	1,454	1,439	1,550
Amortization	537	497	517
Impairment losses	66	192	245
Loss on disposals of non-current assets	24	20	39
Finance costs	935	830	829
Finance income	(95)	(69)	(52)
Other non-operating losses, net	97	82	42
Share of loss/ (profit) of joint ventures and associates	412	(48)	(14)
Impairment of joint ventures and associates	110	99
Net foreign exchange loss / (gain)	71	(157)	314
Changes in trade and other receivables and prepayments	(168)	(129)	(287)
Changes in inventories	54	(13)	(43)
Changes in trade and other payables	311	(107)	173
Changes in provisions and pensions	(119)	(645)	(185)
Interest paid	(834)	(789)	(807)
Interest received	89	63	49
Income tax paid	(445)	(420)	(671)
Net cash flows from operating activities of discontinued operations		683	929
Net cash flows from operating activities	2,475	1,875	2,033
Investing activities
Proceeds from sale of property and equipment and intangible assets	8	15	18
Purchase of property and equipment and intangible assets	(2,037)	(1,651)	(2,207)
Loans granted	(2)		(102)
Repayment of loans granted			101
(Payment on) / receipts from deposits	(898)	19	(361)
(Investment in) / redemption of financial assets	(99)	(87)	74
Acquisition of subsidiaries, net of cash acquired		7	(17)
Proceeds from sale of subsidiaries, net of cash disposed	12	(325)
Net cash flow used in investing activities of discontinued operations		(649)	(140)
Net cash flows used in investing activities	(3,016)	(2,671)	(2,634)
Financing activities
Net proceeds from exercise of share options and purchase of treasury shares			2
Acquisition of non-controlling interests	(259)	(5)	(4)
Proceeds from borrowings, net of fees paid	6,193	1,882	2,052
Repayment of borrowings	(5,948)	(1,816)	(4,840)
Dividends paid to owners of the parent	(518)	(61)	(61)
Dividends paid to non-controlling interests	(201)	(106)	(188)
Proceeds from sale of non-controlling interest, net of fees paid			2,307
Net cash flow used in financing activities of discontinued operations		(20)	(707)
Net cash flow used in financing activities	(733)	(126)	(1,439)
Net change in cash and cash equivalents	(1,274)	(922)	(2,040)
Net foreign exchange difference	(353)	(64)	(374)
Cash and cash equivalents classified as held for sale	(11)	314	(314)
Cash and cash equivalents at beginning of period	2,942	3,614	6,342
Cash and cash equivalents at end of period	$ 1,304	$ 2,942	$ 3,614